TYPE		13F-HR
PERIOD	12/31/2012
FILER
	CIK	1386088
	CCC	s2f#vxjm
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
February 12, 2013
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
36
Form 13F Information Table Value Total:
$3,834,505


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  31320   372721SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827    217     2679SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465  25751   452884SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    141     1150SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    164     1754SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 365971  9590430SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 435180  4279058SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    146     2785SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF4642875981011626 13892145SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 558606  4616962SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    183    23167SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    110     5705SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    145     2328SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    117     1689SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    120    11813SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    119     1632SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    205     2001SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 386214  5869508SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    276     3350SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  32852   448303SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    482     8190SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 741849 10422161SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    124     2776SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    119     1962SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 112     7022SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 104     2577SOLE      NONE
ISHARES TR BARCLAYS 1-3YR CR    EQUITY - ETF464288646  42527   403173SOLE      NONE
ISHARES TR BARCLAYS INTER GV    EQUITY - ETF464288612      2       18SOLE      NONE
ISHARES TR BARCLAYS 3-7YR       EQUITY - ETF464288661  54337   440972SOLE      NONE
ISHARES TR S&P MIDCP VALU       EQUITY - ETF464287705  35404   401679SOLE      NONE
ISHARES TR MC 400 GRW           EQUITY - ETF464287606  26141   228484SOLE      NONE
ISHARES TR RUSSELL 1000 GRW     EQUITY - ETF464287614     16	  244SOLE      NONE
ISHARES TR RUSSEL 2000          EQUITY - ETF464287655      1        7SOLE      NONE
ISHARES TR RUSSEL 2000 GRW      EQUITY - ETF464287648  24107   252936SOLE      NONE
ISHARES TR S&P GLB MTRLS        EQUITY - ETF464288695  18077   289469SOLE      NONE
ISHARES TR BARCLAYS 1-3 YR      EQUITY - ETF464287457  41643   493287SOLE      NONE
